Leases - Schedule of Profit or Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit or Loss [Abstract]
Interest on lease liabilities		$ 53,629	$ 23,700	$ 48,363
Depreciation charge of right-of-use assets	[1]	743,146	712,003	743,956
Expense relating to short-term leases		11,002	11,126	42,931
Total amount recognized in profit or loss		$ 807,777	$ 746,829	$ 835,250

[1]	For the year ended December 31, 2025, other than these depreciation, general, administrative and other operating expenses mainly include legal and professional fees of US$3,224,000, written off/impairment of intangible assets of US$1,193,246, insurance costs of US$734,593, investor relation costs of US$565,982 and other office and corporate cost.